Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Statement Line Items [Line Items]
Net income	R$ 12,188.4	R$ 11,347.7	[1],[3]	R$ 7,787.5	[1],[3]
Items that will not be reclassified to profit or loss:
Recognition of actuarial gains/(losses)	(106.3)	25.7		124.6
Exchange differences on translation of foreign operations (gains/(losses)
Investment hedge on foreign operations		(130.8)
Investment hedge - put option granted on subsidiary	25.2	(85.5)		61.7
Gains/losses on translation of other foreign operations	(547.7)	1,982.9		1,890.5
Gains/losses on translation of foreign operations	(522.5)	1,766.6		1,952.2
Cash flow hedge - gains/(losses)
Recognized in Equity (Hedge reserve)	788.1	1,747.2		189.3
Removed from Equity (Hedge reserve) and included in profit or loss	(919.3)	(1,253.5)		324.4
Total cash flow hedge	(131.2)	493.7		513.7
Other comprehensive (loss)/income	(760.0)	2,286.0		2,590.5
Total comprehensive income	11,428.4	13,633.7		10,378.0
Attributable to
Equity holders of Ambev	11,037.2	13,159.4		9,828.6
Non-controlling interest	R$ 391.2	R$ 474.3		R$ 549.4

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).